Provision for post-employment benefits - Funded and Unfunded Pension Plans By Region (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	£ (183.4)	£ (205.4)	£ (275.6)
Present value of liabilities	(1,024.0)	(1,135.4)	(1,209.8)
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	33.7	31.5	20.0
North America [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(68.7)	(89.2)	(133.8)
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(104.6)	(107.7)	(116.9)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(43.8)	(40.0)	(44.9)
Funded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(13.3)	(32.0)	(90.7)
Present value of liabilities	(853.9)	(962.0)	(1,024.9)
Funded defined benefit plans [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	33.7	31.5	20.0
Present value of liabilities	(290.5)	(387.5)	(406.4)
Funded defined benefit plans [member] | North America [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(4.6)	(21.4)	(56.0)
Present value of liabilities	(375.3)	(385.4)	(420.4)
Funded defined benefit plans [member] | Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(35.8)	(37.9)	(48.9)
Present value of liabilities	(168.4)	(173.3)	(180.9)
Funded defined benefit plans [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(6.6)	(4.2)	(5.8)
Present value of liabilities	(19.7)	(15.8)	(17.2)
Unfunded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(170.1)	(173.4)	(184.9)
Present value of liabilities	(170.1)	(173.4)	(184.9)
Unfunded defined benefit plans [member] | North America [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(64.1)	(67.8)	(77.8)
Present value of liabilities	(64.1)	(67.8)	(77.8)
Unfunded defined benefit plans [member] | Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(68.8)	(69.8)	(68.0)
Present value of liabilities	(68.8)	(69.8)	(68.0)
Unfunded defined benefit plans [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(37.2)	(35.8)	(39.1)
Present value of liabilities	£ (37.2)	£ (35.8)	£ (39.1)